Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2022	2023
	RMB	RMB
Accounts receivable	222,531	196,150
Less: allowance for credit losses	(32,866)	(34,329)
Accounts receivable, net	189,665	161,821

Schedule of movements in the allowance for credit losses

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(33,465)	(31,606)	(32,866)
Additions	(5,741)	(4,019)	(1,882)
Reversals	6,779	1,776	377
Write offs	821	983	42
Balance at end of the year	(31,606)	(32,866)	(34,329)